Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	$ 13,783	$ 16,068
Total cash	13,783	16,068
Money market funds	39,586	60,683
Term deposits less than 3 months	26,857	46,500
Total cash equivalents	66,443	107,183
Cash and cash equivalents	$ 80,226	$ 123,251	$ 161,305	$ 192,962